General information and significant accounting policies - Joint ventures (Details) $ in Thousands	1 Months Ended
	Aug. 31, 2021 USD ($) vessel	Nov. 01, 2022 USD ($)	Dec. 31, 2021 vessel
Disclosure of transactions between related parties [line items]
Number of vessels acquired	9
Number of dual fuel tankers acquired	5
Number of 1A LR1 product tankers acquired	4
Proportion of ownership interest in joint venture	50.00%
Joint ventures
Disclosure of transactions between related parties [line items]
Consideration paid (received) | $	$ 6,700
Additional investment in joint venture | $		$ 1,750
Vessels | LR1
Disclosure of transactions between related parties [line items]
Joint venture, sale of ships			2